Cash and Marketable Securities (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and Marketable Securities [Abstract]
Unrealized losses on marketable securities	$ 0	$ 0
Impairment charges due to declines in the vale of debt securities	$ 0	$ 0	$ 0